UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sage Advisory Services, Ltd. Co.
Address:  5900 Southwest Parkway, Building 1, Suite 100
          Austin, Texas 78735

13F File Number: 028-14814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Richard B. Williams
Title:  Chief Compliance Officer
Phone:  512-327-5530
Signature, Place and Date of Signing:

      Richard B. Williams, Austin, Texas    August 14, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total: 644142
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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



                                                        FORM 13F INFORMATION TABLE
                                                        Value   Shares/  Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer           Title of Class   CUSIP       (x$1000)  Prn Amt  Prn Call Dscretn Managers Sole Shared None
---------                --------------  --------     -------   -------  --- ---- ------- -------- ----- ------ -----
ISHARES (IVE) S&P 500 VALUE     ETF      464287408     44332     711820  SH       SOLE            186903        524917
ISHARES (IEF) BARCLAYS 7-10YR   ETF      464287440     13500     125080  SH       SOLE             18894        106186
ISHARES (EFA) MSCI EAFE         ETF      464287465     88636    1774141  SH       SOLE            463242       1310899
ISHARES (HYG) H/Y CORP          ETF      464288513     22234     243554  SH       SOLE             58874        184680
ISHARES (MBB) BARCLAYS FIXED B  ETF      464288588     79256     730873  SH       SOLE            110807        620066
ISHARES (CFT) LEHMAN CR BD FD   ETF      464288620     35948     323889  SH       SOLE             49717        274172
ISHARES (CIU) BARCLAYS INT CRE  ETF      464288638     22127     202405  SH       SOLE             30726        171679
ISHARES (PFF) PREF STK INDX     ETF      464288687       601      15398  SH       SOLE             15398             0
POWERSHARES (DBC) COMMODITY     ETF      73935S105     26305    1021543  SH       SOLE            262115        759428
POWERSHARES (PCY) GLOBAL SOVER  ETF      73936T573     22752     789171  SH       SOLE            208301        580870
SPDR (SPY) S&P 500              ETF      78462F103    119102     875074  SH       SOLE            228429        646645
SPDR (DIA) DOW JONES INDL AVRG  ETF      78467X109     88180     686492  SH       SOLE            179152        507340
SPDR (MDY) S&P MIDCAP 400       ETF      78467Y107     65544     382628  SH       SOLE             99875        282753
VANGUARD (BSV) SHORT BD FD      ETF      921937827     15625     192594  SH       SOLE                 0        192594
